AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 7, 2016

No. 333-193135

No. 811-22927

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 11	☒
(Check appropriate box or boxes)

PowerShares Actively Managed Exchange-Traded

Commodity Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive, Suite 1601

Chicago, Illinois 60606

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio

PowerShares Bloomberg Commodity Strategy Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 7th day of March, 2016.

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	March 7, 2016

/s/ Steven M. Hill Steven M. Hill	Treasurer	March 7, 2016

/s/ Anna Paglia Anna Paglia	Secretary	March 7, 2016

* /s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	March 7, 2016

* /s/ Ronn R. Bagge Ronn R. Bagge	Trustee	March 7, 2016

* /s/ Todd J. Barre Todd J. Barre	Trustee	March 7, 2016

* /s/ Kevin M. Carome Kevin M. Carome	Trustee	March 7, 2016

* /s/ Marc M. Kole Marc M. Kole	Trustee	March 7, 2016

* /s/ Yung Bong Lim Yung Bong Lim	Trustee	March 7, 2016

* /s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	March 7, 2016

* /s/ Gary R. Wicker Gary R. Wicker	Trustee	March 7, 2016

* By:	/s/ Anna Paglia Anna Paglia Attorney-In-Fact	March 7, 2016
*	Anna Paglia signs pursuant to powers of attorney filed with Pre-Effective Amendment No. 3 on Form N-1A, filed on November 3, 2014, which are incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibits

Ex - 101.ins	XBRL Instance Document
Ex - 101.sch	XBRL Taxonomy Extension Schema Document
Ex - 101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
Ex - 101.def	XBRL Taxonomy Extension Definition Linkbase Document
Ex - 101.lab	XBRL Taxonomy Extension Labels Linkbase Document
Ex - 101.pre	XBRL Taxonomy Extension Presentation Linkbase Document